MORTGAGES PAYABLE (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Jun. 01, 2027	May 12, 2026	Mar. 27, 2026	May 11, 2027	Jul. 31, 2026	Jul. 31, 2025	Mar. 31, 2020
Extinguishment of Debt [Line Items]
Carrying value of property					$ 18,538,035
Debt issuance costs amortized period					60 months
Amortization interest expenses					$ 9,798	$ 16,519
Forecast [Member]
Extinguishment of Debt [Line Items]
Debt instrument remain outstanding	$ 1,000,000
Forecast [Member] | Boston Fixed Rate Advance Rate [Member]
Extinguishment of Debt [Line Items]
FHLB maturity period	5 years
Fishkill, NY building One [Member]
Extinguishment of Debt [Line Items]
Principal amount		$ 8,000,000
Applicable Interest Rate [Member] | Minimum [Member] | Forecast [Member]
Extinguishment of Debt [Line Items]
Interest rate, percentage				7.25%
Variable Interest Rate [Member]
Extinguishment of Debt [Line Items]
Variable interest rate, percentage					7.75%
Terminating Date [Member] | Forecast [Member]
Extinguishment of Debt [Line Items]
Maturity date	May 01, 2036
Amortized Period [Member] | Forecast [Member]
Extinguishment of Debt [Line Items]
Principal advanced amorized period	25 years
Mortgage Note [Member] | Minimum [Member] | Forecast [Member]
Extinguishment of Debt [Line Items]
Interest rate, percentage	6.00%
Putnam County National Bank [Member]
Extinguishment of Debt [Line Items]
Amortization of debt issuance costs year five					$ 13,980
Beacon Bank and Trust [Member]
Extinguishment of Debt [Line Items]
Amortization of debt issuance costs year five					$ 20,550
Long-Term Debt [Member] | Debt Instrument Prepayment Penalty Year One [Member]
Extinguishment of Debt [Line Items]
Interest rate, percentage			3.00%
Long-Term Debt [Member] | Debt Instrument Prepayment Penalty Year Two [Member]
Extinguishment of Debt [Line Items]
Interest rate, percentage			2.00%
Long-Term Debt [Member] | Debt Instrument Prepayment Penalty Year Three [Member]
Extinguishment of Debt [Line Items]
Interest rate, percentage			1.00%
Long-Term Debt [Member] | Fishkill, NY building [Member]
Extinguishment of Debt [Line Items]
Debt instrument face amount							$ 4,000,000
Interest rate, percentage							3.98%
Long-Term Debt [Member] | Circleville, OH building [Member]
Extinguishment of Debt [Line Items]
Debt instrument face amount			$ 6,200,000
Interest rate, percentage			7.00%
Net proceeds from loans			$ 3,126,576
Monthly loan payments			$ 48,069
Principal advanced amorized period			20 years